                   PPFL SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This PPFL Supplement is intended to be distributed in selected states with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) after February 12, 2006. The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," or "Vantage Variable Annuity." We refer to these prospectuses as the "Prospectuses."

THIS PPFL SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:

We have revised the Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "PRINCIPAL PLUS FOR LIFE" or "PPFL." We will no longer make the Principal Plus optional benefit described in the Prospectuses available for purchase on and after February 13, 2006. Except as stated in this Supplement, you should disregard reference to the "Principal Plus" optional benefit rider described in the Prospectuses. This Supplement also replaces and supersedes our supplement dated May 2, 2005 to the Prospectuses for Contracts purchased on and after February 13, 2006.

WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

Principal Plus for Life. We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL Balance" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.

The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.

Under Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections beginning on page 9 of this supplement.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.

We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept.

WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6 of this Supplement.)

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Principal Plus for Life on page 6 of this Supplement.)

Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Principal Plus for Life is not available if you are over age 80. For a full description of Principal Plus for Life, including benefits and limitations, see "Optional Benefits."

WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Principal Plus for Life (as a percentage of the Adjusted GWB)#
   Maximum fee                                                   0.75%#
   Current fee                                                   0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. We deduct the charge on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

PRINCIPAL PLUS FOR LIFE

Definitions

We use the following definitions to describe how Principal Plus for Life works:

Guaranteed Withdrawal   -    The total amount we guarantee to be available for
       Balance               future periodic withdrawals during the accumulation
        "GWB"                period.

                        - The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                        -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal   -    The amount we guarantee to be available each
        Amount               contract year for withdrawal during the
        "GWA"                accumulation period until the GWB is depleted.

                        -    The initial GWA is equal to 5% of the initial GWB.

                        -    The maximum GWA at any time is $250,000.

    Covered Person      -    The person whose life we use to determine the
                             duration of the LIA payments.

                        - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

  Life Income Amount    -    The amount we guarantee to be available each
        "LIA"                contract year for withdrawal during the
                             accumulation period after the Age 65 Contract
                             Anniversary and while the Covered Person remains
                             alive as an owner, beneficiary or annuitant of the
                             contract.

                        -    We determine the initial LIA on the Age 65 Contract
                             Anniversary (or the date you purchase the benefit, if later.)

                        - The initial LIA is equal to 5% of the GWB at the time we make our determination.

   Age 65 Contract      The Contract Anniversary on, or next following, the date
     Anniversary        the Covered Person attains age 65.

        Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

       Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Overview

The optional Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner, beneficiary or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.

We provide additional information about Principal Plus for Life in the following sections:

     - Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Principal Plus for Life. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.

     - Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

     - Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

     - Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

     - Investment Options - describes the special limitations we impose on the investment options we make available.

     - Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.

     - Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.

     - Death Benefits - describes how Principal Plus for Life affects the death benefits provided under your contract.

     -    Termination - describes when Principal Plus for Life benefits end.

     - Principal Plus for Life fee - provides further information on the fee we charge for this benefit.

You may elect Principal Plus for Life at the time you purchase the contract, provided:

     - Principal Plus for Life is available for sale in the state where the contract is sold;

     - you limit your investment of purchase payments and contract value to the investment options we make available with Principal Plus for Life; and

     -    you have not yet attained age 81.

We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Principal Plus for Life Fee.")

Effect of Withdrawals

We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:

     (a)  the contract value immediately after the withdrawal; or

     (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")

We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")

If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.

Bonus Qualification and Effect

We will increase the GWB at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:

     - by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise

     - by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.

Step-Up of GWB, GWA and LIA

If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee.") The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary we schedule Step-Up Dates for each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th ...etc.) up to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

Additional Purchase Payments

Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:

     -    in the case of the GWA, to equal the lesser of:

          (a)  5% of the GWB immediately after the purchase payment; or

          (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and

We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times either:

     a) among the Lifestyle, Index Allocation and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus for Life," below); or

     b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Model Allocations Available with Principal Plus for Life" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your contract value. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus for Life. If you purchase a Contract on and after February 13, 2006, you can allocate your contract value to any one, or any combination of variable investment options that invest in the following Lifestyle, Index Allocation and Money Market Portfolios:

                                 PORTFOLIO NAME
                             Index Allocation Trust
                            Lifestyle Growth 820Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust
                               Money Market Trust

You may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Model Allocations Available with Principal Plus for Life. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle, [Index Allocation] and Money Market Portfolio Investment Options available with Principal Plus for Life.

We make the following Model Allocations available for Contracts with Principal Plus for Life that are purchased on and after February 13, 2006:

                                  PERCENTAGE ALLOCATION
                                    OF EACH PORTFOLIO
                                    WITHIN THE MODEL
    MODEL ALLOCATION NAME              ALLOCATION                 PORTFOLIO NAME
    ---------------------         ---------------------           --------------
Fundamental Holdings of America            25%            American Growth-Income Trust
                                           25%            American Growth Trust

                                  PERCENTAGE ALLOCATION
                                    OF EACH PORTFOLIO
                                    WITHIN THE MODEL
    MODEL ALLOCATION NAME              ALLOCATION                 PORTFOLIO NAME
    ---------------------         ---------------------           --------------
                                           15%            American International Trust
                                           35%            American Bond Trust

Global Balanced                            30%            Fundamental Value Trust
                                           20%            Global Bond Trust
                                           25%            Global Allocation Trust
                                           25%            American International Trust

Blue Chip Balanced                         30%            American Growth Trust
                                           30%            American Growth-Income Trust
                                           40%            Investment Quality Bond Trust

If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS FOR LIFE THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS.

FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PROSPECTUSES. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

Life Expectancy Distributions

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     -    pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
          Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.

Settlement Phase

We automatically make settlement payments during Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract

          Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

     - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF  THE  DECEASED
OWNER IS:           AND THE BENEFICIARY IS:   THEN PRINCIPAL PLUS FOR LIFE:
-----------------   -----------------------   -----------------------------
1. The Covered      The deceased owner's      -    Does not continue with
Person              spouse                         respect to the LIA, but
                                                   continues with respect to the
                                                   GWA if the death benefit or
                                                   the GWB is greater than zero.
                                                   We will automatically Step-Up
                                                   the GWB to equal the initial
                                                   death benefit we determine,
                                                   if greater than the GWB prior
                                                   to the death benefit.

                                              -    Enters the settlement phase
                                                   if a withdrawal would deplete
                                                   the contract value to zero,
                                                   and the GWB is still greater
                                                   than zero.

                                              -    Continues to impose the
                                                   Principal Plus for Life fee.

                                              -    Continues to be eligible for
                                                   any remaining Bonuses and
                                                   Step-Ups, but we will change
                                                   the date we determine and
                                                   apply these benefits to
                                                   future anniversaries of the
                                                   date we determine the initial
                                                   death benefit. We will permit
                                                   the spouse to opt out of the
                                                   initial death benefit
                                                   Step-Up, if any, and any
                                                   future Step-Ups if we
                                                   increase the rate of the
                                                   Principal Plus for Life fee
                                                   at that time.

IF  THE  DECEASED
OWNER IS:           AND THE BENEFICIARY IS:   THEN PRINCIPAL PLUS FOR LIFE:
-----------------   -----------------------   -----------------------------
2. The Covered      Not the deceased          Continues in the same manner as
Person              owner's spouse            1., except that Principal Plus for
                                              Life:

                                              -    Does not continue to be
                                                   eligible for any remaining
                                                   Bonuses and Step-Ups, other
                                                   than the initial Step-Up of
                                                   the GWB to equal the death
                                                   benefit, if greater than the
                                                   GWB prior to the death
                                                   benefit. We will permit the
                                                   Beneficiary to opt out of the
                                                   initial death benefit
                                                   Step-Up, if any, if we
                                                   increase the rate of the
                                                   Principal Plus for Life fee
                                                   at that time.

3. Not the          The deceased owner's      Continues in the same manner as
Covered Person      spouse                    1., except that Principal Plus for
(e.g., an owner                               Life:
other than the                                Continues with respect to the LIA
Covered Person)                               for the Beneficiary. If the LIA
                                              has not been determined prior to
                                              the payment of any portion of the
                                              death benefit, we will determine
                                              the initial LIA on an anniversary
                                              of the date we determine the death
                                              benefit after the Covered Person
                                              has reached age 65.

4. Not the          Not the deceased          Continues in the same manner as
Covered Person      owner's spouse            1., except that Principal Plus for
(e.g., an owner                               Life:
other than the                                -    Continues with respect to the
Covered Person)                                    LIA for the Beneficiary. If
                                                   the LIA has not been
                                                   determined prior to the
                                                   payment of any portion of the
                                                   death benefit, we will
                                                   determine the initial LIA on
                                                   an anniversary of the date we
                                                   determine the death benefit
                                                   after the Covered Person has
                                                   reached age 65.

                                              -    Does not continue to be
                                                   eligible for any remaining
                                                   Bonuses and Step-Ups, other
                                                   than the initial Step-Up of
                                                   the GWB to equal the death
                                                   benefit, if greater than the
                                                   GWB prior to the death
                                                   benefit. We will permit the
                                                   Beneficiary to opt out of the
                                                   initial death benefit
                                                   Step-Up, if any, if we
                                                   increase the rate of the
                                                   Principal Plus for Life fee
                                                   at that time.

Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate the Principal Plus for Life rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

     a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

     b)   the date an Annuity Option under the contract begins;

     c)   the date the contract value, the GWB and the LIA all equal zero; or

     d)   termination of the contract.

Principal Plus for Life Fee

We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date. THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUSES. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:

Taxation of Principal Plus for Life Benefits. Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

WE ADD THE FOLLOWING HYPOTHETICAL EXAMPLES TO THE PROSPECTUSES TO ILLUSTRATE SOME OF THE FEATURES OF PRINCIPAL PLUS FOR LIFE:

Examples

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                      GWB ON
                PURCHASE                     WITHDRAWAL              CONTRACT
CONTRACT YEAR   PAYMENTS    GWA      LIA        TAKEN      BONUS   ANNIVERSARY
-------------   --------   ------   ------   ----------   ------   -----------
   At issue     $100,000      N/A      N/A     $    0     $    0     $100,000
      1                0   $5,000      N/A          0      5,000      105,000
      2                0    5,250      N/A          0      5,000      110,000
      3                0    5,500      N/A          0      5,000      115,000
      4                0    5,750      N/A          0      5,000      120,000
      5                0    6,000      N/A          0      5,000      125,000
      6                0    6,250      N/A          0      5,000      130,000
      7                0    6,500      N/A          0      5,000      135,000
      8                0    6,750      N/A          0      5,000      140,000
      9                0    7,000      N/A          0      5,000      145,000
      10               0    7,250      N/A          0      5,000      150,000
      11               0    7,500   $7,500      7,500          0      142,500
      12               0    7,500    7,500      7,500          0      135,000
      13               0    7,500    7,500      7,500          0      127,500
      14               0    7,500    7,500      7,500          0      120,000
      15               0    7,500    7,500      7,500          0      112,500
      20               0    7,500    7,500      7,500          0       75,000
      25               0    7,500    7,500      7,500          0       37,500
      30               0    7,500    7,500      7,500          0            0
     31+               0        0    7,500      7,500          0            0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                           GWA AFTER   LIA AFTER                            GWB ON
                PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL              CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT     PAYMENT       TAKEN      BONUS   ANNIVERSARY
-------------   --------   ---------   ---------   ----------   ------   -----------
   At issue     $100,000         --         N/A      $    0     $    0     $100,000
       1               0     $5,000      $5,000           0      5,000      105,000
       2          10,000      5,750       5,750           0      5,500      120,500
       3               0      6,025       6,025       6,025          0      114,475
       4               0      6,025       6,025           0      5,500      119,975
       5               0      6,025       6,025           0      5,500      125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                                HYPOTHETICAL
                                                                  CONTRACT
                                                                  VALUE ON
                                                                  CONTRACT
                           GWA AFTER   LIA AFTER                 ANNIVERSARY      GWB ON
                PURCHASE   PURCHASE    PURCHASE    WITHDRAWAL     PRIOR TO       CONTRACT
CONTRACT YEAR   PAYMENTS    PAYMENT     PAYMENT       TAKEN       RIDER FEE    ANNIVERSARY
-------------   --------   ---------   ---------   ----------   ------------   -----------
   At issue     $100,000     $   --      $   --      $    --      $     --       $100,000
      1                0      5,000          --        5,000       102,000         95,000
      2                0      5,000          --        5,000       103,828         90,000
      3                0      5,000       4,500        5,000       105,781        105,781
      4                0      5,289       5,289        5,289        94,946        100,492
      5                0      5,289       5,289       10,000        79,898         79,898
      6                0      3,995       3,995

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Venture       333-70728, 333-70730
Venture III   333-70850
Vantage       333-71072

               GPP FOR LIFE SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This GPP for Life Supplement is intended for distribution in selected states with certain Prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) after February 12 2006. The prospectuses involved bear the title: "Wealthmark Variable Annuity," or "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Prospectuses."

THIS GPP FOR LIFE SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:

We have revised the Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "GUARANTEED PRINCIPAL PLUS FOR LIFE" or "GPP FOR LIFE." We will no longer make the Principal Plus optional benefit described in the Prospectuses available for purchase on and after February 13, 2006. Except as stated in this Supplement, you should disregard reference to the "Principal Plus" optional benefit rider described in the Prospectuses. This Supplement also replaces and supersedes our supplement dated May 2, 2005 to the Prospectuses for Contracts purchased on and after February 13, 2006.

WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

Guaranteed Principal Plus for Life. We designed the Guaranteed Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL BALANCE" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.

The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.

Under Guaranteed Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections beginning on page 9 of this supplement.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.

We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates.

You may also increase the amounts we guarantee by making additional purchase payments that we accept. WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6 of this Supplement.)

IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Guaranteed Principal Plus for Life on page 6 of this Supplement.)

Guaranteed Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Guaranteed Principal Plus for Life is not available if you are over age 80. For a full description of Guaranteed Principal Plus for Life, including benefits and limitations, see "Optional Benefits."

WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS

Guaranteed Principal Plus for Life (as a percentage of
   the Adjusted GWB)#
   Maximum fee                                           0.75%#
   Current fee                                           0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. We deduct the charge on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

GUARANTEED PRINCIPAL PLUS FOR LIFE

Definitions

We use the following definitions to describe how Guaranteed Principal Plus for Life works:

Guaranteed Withdrawal   -    The total amount we guarantee to be available for
       Balance               future periodic withdrawals during the accumulation
        "GWB"                period.

                        - The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                        -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal   -    The amount we guarantee to be available each
       Amount                contract year for withdrawal during the
        "GWA"                accumulation period until the GWB is depleted.

                        -    The initial GWA is equal to 5% of the initial GWB.

                        -    The maximum GWA at any time is $250,000.

    Covered Person      -    The person whose life we use to determine the
                             duration of the LIA payments.

                        - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

     Life Income        -    The amount we guarantee to be available each
       Amount                contract year for withdrawal during the
       "LIA"                 accumulation period after the Age 65 Contract
                             Anniversary and while the Covered Person remains
                             alive as an owner, beneficiary or annuitant of the
                             contract.

                        -    We determine the initial LIA on the Age 65 Contract
                             Anniversary (or the date you purchase the benefit, if later.)

                        - The initial LIA is equal to 5% of the GWB at the time we make our determination.

   Age 65 Contract      The Contract Anniversary on, or next following, the date
     Anniversary        the Covered Person attains age 65.

        Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

       Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Guaranteed Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Overview

The optional Guaranteed Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Guaranteed Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Guaranteed Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner, beneficiary or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.

We provide additional information about Guaranteed Principal Plus for Life in the following sections:

     - Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Guaranteed Principal Plus for Life. SINCE THE BENEFIT OF GUARANTEED PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, GUARANTEED PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH GUARANTEED PRINCIPAL PLUS FOR LIFE.

     - Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

     - Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

     - Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

     - Investment Options - describes the special limitations we impose on the investment options we make available.

     - Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.

     - Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.

     - Death Benefits - describes how Guaranteed Principal Plus for Life affects the death benefits provided under your contract.

     - Termination - describes when Guaranteed Principal Plus for Life benefits end.

     - Guaranteed Principal Plus for Life fee - provides further information on the fee we charge for this benefit.

You may elect Guaranteed Principal Plus for Life at the time you purchase the contract, provided:

     - Guaranteed Principal Plus for Life is available for sale in the state where the contract is sold;

     - you limit your investment of purchase payments and contract value to the investment options we make available with Guaranteed Principal Plus for Life; and

     -    you have not yet attained age 81.

We reserve the right to accept or refuse to issue Guaranteed Principal Plus for Life at our sole discretion. Once you elect Guaranteed Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Guaranteed Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Guaranteed Principal Plus for Life Fee.")

Effect of Withdrawals

We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:

     (a)  the contract value immediately after the withdrawal; or

     (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")

We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Guaranteed Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Guaranteed Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")

If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.

Bonus Qualification and Effect

We will increase the GWB at the end of each Contract Year during Guaranteed Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:

     - by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise

     - by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.

Step-Up of GWB, GWA and LIA

If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Guaranteed Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Guaranteed Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Guaranteed Principal Plus for Life Fee.") The Step-Up Dates occur only while the Guaranteed Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Contract Date. After the 9th Contract Anniversary we schedule Step-Up Dates for each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th...etc.) up to and including the 30th Contract Anniversary while the Guaranteed Principal Plus for Life Benefit is in effect.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

Additional Purchase Payments

Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:

     -    in the case of the GWA, to equal the lesser of:

               (a)  5% of the GWB immediately after the purchase payment; or

               (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and

We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Guaranteed Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Guaranteed Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times among the DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio investment options currently available with Guaranteed Principal Plus for Life (see "DWS

Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus for Life," below.)

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GUARANTEED PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the DWS Money Market VIP Portfolio or the DWS Strategic Asset Management Portfolio investment options currently available with Guaranteed Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the any available DCA fixed account investment option in connection with your selected investment options.

The DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio investment options currently available with Guaranteed Principal Plus for Life are the same as those available with Guaranteed Principal Plus. We use the phrase "DWS Scudder Strategic Asset Management" to refer to 4 portfolios: DWS Income Allocation VIP, DWS Conservative Allocation VIP, DWS Moderate Allocation VIP, DWS Growth Allocation VIP. "DWS Scudder Strategic Asset Management" is not an investment option itself. See the "Guaranteed Principal Plus-Investment Options" section of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

Life Expectancy Distributions

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Guaranteed Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     -    pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
          Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING GUARANTEED PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Guaranteed Principal Plus for Life.

Settlement Phase

We automatically make settlement payments during Guaranteed Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Guaranteed Principal Plus for Life benefit during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

     - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Guaranteed Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF  THE  DECEASED OWNER    AND THE            THEN GUARANTEED PRINCIPAL PLUS FOR
IS:                        BENEFICIARY IS:    LIFE:
-----------------------    ----------------   ----------------------------------
1. The Covered Person      The deceased       -    Does not continue with
                           owner's spouse          respect to the LIA, but
                                                   continues with respect to the
                                                   GWA if the death benefit or
                                                   the GWB is greater than zero.
                                                   We will automatically Step-Up
                                                   the GWB to equal the initial
                                                   death benefit we determine,
                                                   if greater than the GWB prior
                                                   to the death benefit.

                                              -    Enters the settlement phase
                                                   if a withdrawal would deplete
                                                   the contract value to zero,
                                                   and the GWB is still greater
                                                   than zero.

                                              -    Continues to impose the
                                                   Guaranteed Principal Plus for
                                                   Life fee.

                                              -    Continues to be eligible for
                                                   any remaining Bonuses and
                                                   Step-Ups, but we will change
                                                   the date we determine and
                                                   apply these benefits to
                                                   future anniversaries of the
                                                   date we determine the initial
                                                   death benefit. We will permit
                                                   the spouse to opt out of the
                                                   initial death benefit
                                                   Step-Up, if any, and any
                                                   future Step-Ups if we
                                                   increase the rate of the
                                                   Guaranteed Principal Plus for
                                                   Life fee at that time.

IF  THE  DECEASED OWNER    AND THE            THEN GUARANTEED PRINCIPAL PLUS FOR
IS:                        BENEFICIARY IS:    LIFE:
-----------------------    ----------------   ----------------------------------
2. The Covered Person      Not the deceased   Continues in the same manner as
                           owner's spouse     1., except that Guaranteed
                                              Principal Plus for Life:

                                              -    Does not continue to be
                                                   eligible for any remaining
                                                   Bonuses and Step-Ups, other
                                                   than the initial Step-Up of
                                                   the GWB to equal the death
                                                   benefit, if greater than the
                                                   GWB prior to the death
                                                   benefit. We will permit the
                                                   Beneficiary to opt out of the
                                                   initial death benefit
                                                   Step-Up, if any, if we
                                                   increase the rate of the
                                                   Guaranteed Principal Plus for
                                                   Life fee at that time.

3. Not the Covered         The deceased       Continues in the same manner as
Person (e.g., an owner     owner's spouse     1., except that Guaranteed
other than the Covered                        Principal Plus for Life: Continues
Person)                                       with respect to the LIA for the
                                              Beneficiary. If the LIA has not
                                              been determined prior to the
                                              payment of any portion of the
                                              death benefit, we will determine
                                              the initial LIA on an anniversary
                                              of the date we determine the death
                                              benefit after the Covered Person
                                              has reached age 65.

4. Not the Covered         Not the deceased   Continues in the same manner as
Person (e.g., an owner     owner's spouse     1., except that Guaranteed
other than the Covered                        Principal Plus for Life:
Person)
                                              -    Continues with respect to the
                                                   LIA for the Beneficiary. If
                                                   the LIA has not been
                                                   determined prior to the
                                                   payment of any portion of the
                                                   death benefit, we will
                                                   determine the initial LIA on
                                                   an anniversary of the date we
                                                   determine the death benefit
                                                   after the Covered Person has
                                                   reached age 65.

                                              -    Does not continue to be
                                                   eligible for any remaining
                                                   Bonuses and Step-Ups, other
                                                   than the initial Step-Up of
                                                   the GWB to equal the death
                                                   benefit, if greater than the
                                                   GWB prior to the death
                                                   benefit. We will permit the
                                                   Beneficiary to opt out of the
                                                   initial death benefit
                                                   Step-Up, if any, if we
                                                   increase the rate of the
                                                   Guaranteed Principal Plus for
                                                   Life fee at that time.

Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Guaranteed Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate the Guaranteed Principal Plus for Life rider once it is in effect. However, Guaranteed Principal Plus for Life will terminate automatically upon the earliest of:

     a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

     b)   the date an Annuity Option under the contract begins;

     c)   the date the contract value, the GWB and the LIA all equal zero; or

     d)   termination of the contract.

Guaranteed Principal Plus for Life Fee

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus for Life. The Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Guaranteed Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Guaranteed Principal Plus for Life fee during Guaranteed Principal Plus's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE GUARANTEED PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Guaranteed Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Guaranteed Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF GUARANTEED PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, GUARANTEED PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUSES. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF GUARANTEED PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:

Taxation of Guaranteed Principal Plus for Life Benefits. Guaranteed Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

WE ADD THE FOLLOWING HYPOTHETICAL EXAMPLES TO THE PROSPECTUSES TO ILLUSTRATE SOME OF THE FEATURES OF GUARANTEED PRINCIPAL PLUS FOR LIFE:

Examples

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                 GWB ON
CONTRACT   PURCHASE                     WITHDRAWAL              CONTRACT
  YEAR     PAYMENTS     GWA      LIA      TAKEN       BONUS   ANNIVERSARY
--------   --------   ------   ------   ----------   ------   -----------
At issue   $100,000      N/A      N/A     $    0     $    0     $100,000
   1              0   $5,000      N/A          0      5,000      105,000
   2              0    5,250      N/A          0      5,000      110,000
   3              0    5,500      N/A          0      5,000      115,000
   4              0    5,750      N/A          0      5,000      120,000
   5              0    6,000      N/A          0      5,000      125,000
   6              0    6,250      N/A          0      5,000      130,000
   7              0    6,500      N/A          0      5,000      135,000
   8              0    6,750      N/A          0      5,000      140,000
   9              0    7,000      N/A          0      5,000      145,000
   10             0    7,250      N/A          0      5,000      150,000
   11             0    7,500   $7,500      7,500          0      142,500
   12             0    7,500    7,500      7,500          0      135,000
   13             0    7,500    7,500      7,500          0      127,500
   14             0    7,500    7,500      7,500          0      120,000
   15             0    7,500    7,500      7,500          0      112,500
   20             0    7,500    7,500      7,500          0       75,000
   25             0    7,500    7,500      7,500          0       37,500
   30             0    7,500    7,500      7,500          0            0
   31+            0        0    7,500      7,500          0            0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                      GWA AFTER   LIA AFTER                             GWB ON
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL               CONTRACT
  YEAR     PAYMENTS    PAYMENT     PAYMENT      TAKEN       BONUS    ANNIVERSARY
--------   --------   ---------   ---------   ----------   -------   -----------
At issue   $100,000         --         N/A      $    0      $    0     $100,000
    1             0     $5,000      $5,000           0       5,000      105,000
    2        10,000      5,750       5,750           0       5,500      120,500
    3             0      6,025       6,025       6,025           0      114,475
    4             0      6,025       6,025           0       5,500      119,975
    5             0      6,025       6,025           0       5,500      125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                           HYPOTHETICAL
                                                             CONTRACT
                                                             VALUE ON
                                                             CONTRACT
                      GWA AFTER   LIA AFTER                ANNIVERSARY       GWB ON
CONTRACT   PURCHASE    PURCHASE    PURCHASE   WITHDRAWAL     PRIOR TO       CONTRACT
  YEAR     PAYMENTS    PAYMENT     PAYMENT      TAKEN       RIDER FEE     ANNIVERSARY
--------   --------   ---------   ---------   ----------   -------        -----------
At issue   $100,000     $   --      $   --      $    --      $     --      $ 100,000
   1              0      5,000          --        5,000       102,000         95,000
   2              0      5,000          --        5,000       103,828         90,000
   3              0      5,000       4,500        5,000       105,781        105,781
   4              0      5,289       5,289        5,289        94,946        100,492
   5              0      5,289       5,289       10,000        79,898         79,898
   6              0      3,995       3,995

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Wealthmark       333-70728, 333-70730
Wealthmark ML3   333-70850

                  INTERIM SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This Interim Supplement is intended for distribution in selected states with certain prospectuses dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company (U.S.A.) after February 12, 2006. The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," or "Vantage Variable Annuity." We refer to these prospectuses as the "Prospectuses."

THIS SUPPLEMENT CHANGES THE PROSPECTUSES AS FOLLOWS:

We have revised the Principal Plus optional benefit described in the Prospectuses, and, subject to state availability, offer a new optional benefit rider that we call "PRINCIPAL PLUS FOR LIFE" or "PPFL." We will no longer make the Principal Plus optional benefit described in the Prospectuses available for purchase on and after February 13, 2006. Except as stated in this Supplement, you should disregard reference to the "Principal Plus" optional benefit rider described in the Prospectuses. This Supplement also replaces and supersedes our supplement dated May 2, 2005 to the Prospectuses for Contracts purchased on and after February 13, 2006.

WE ADD THE FOLLOWING TO THE SUMMARY - CURRENTLY OFFERED OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

Principal Plus for Life. We designed the Principal Plus for Life benefit to guarantee the return of your investments in the Contract, regardless of market performance, as long as you limit your withdrawals to a "GUARANTEED WITHDRAWAL AMOUNT" (or "GWA") each year. The initial GWA equals 5% of a "GUARANTEED WITHDRAWAL Balance" (or "GWB"). The initial GWB equals your initial purchase payment for the contract, up to a $5 million maximum. You can withdraw the GWA each year until the GWB is depleted to zero. In addition, after you attain age 65, we will calculate a "LIFETIME INCOME AMOUNT" (or "LIA"). If you subsequently limit your annual withdrawals to the LIA, we will make the LIA benefit available to you for as long as you live, even after you have recovered your investments in the Contract, and even after your contract value reduces to zero.

The LIA will equal the GWA if you do not take any withdrawals until your Age 65 Contract Anniversary (i.e., the Contract Anniversary on or next following your 65th birthday), or if you purchase a contract after you attain age 65. If you purchase a contract for two or more owners, the LIA applies only to the life of the oldest owner.

Under Principal Plus for Life, you choose how much contract value to withdraw at any time. If your withdrawals (including any applicable withdrawal charges) exceed the GWA in any year, we may reduce the GWA that we guarantee for future withdrawals. Similarly, we may reduce the LIA that we guarantee for future lifetime benefit payments if your withdrawals (including any applicable withdrawal charges) exceed the LIA in any year after you attain age 65. (See "Effect of Withdrawals" beginning on page 4 of this supplement). We will pay withdrawal benefits automatically in certain circumstances that we describe in the "Settlement Phase" and "Lifetime Distribution Payments" sections beginning on page 9 of this supplement.

YOU COULD LOSE BENEFITS IF YOUR ANNUAL WITHDRAWALS EXCEED THE GWA OR LIA. THE LIA MAY BE LESS THAN THE GWA IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR AGE 65 CONTRACT ANNIVERSARY. YOU WILL LOSE THE LIA IF YOUR WITHDRAWALS BEFORE THE AGE 65 CONTRACT ANNIVERSARY DEPLETE YOUR CONTRACT VALUE AND ANY REMAINING GWB TO ZERO.

We reduce the GWB each time you take a withdrawal. On the Contract Anniversary on or after you reach 65, or if you are 65 or older at the time of purchase, the LIA will equal 5% of the GWB at that time. We will increase the GWB by a Bonus if you choose not to make any withdrawals at all during certain contract years. Depending on market performance, we may also increase or "Step-Up" the GWB on certain dates. You may also increase the amounts we guarantee by making additional purchase payments that we accept.

WE IMPOSE SPECIAL LIMITS ON ADDING PURCHASE PAYMENTS AFTER THE INITIAL PURCHASE PAYMENT FOR CONTRACTS ISSUED WITH PRINCIPAL PLUS FOR LIFE. (See "Additional Purchase Payments" beginning on page 6 of this Supplement.)

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE, YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT. WE ALSO RESERVE THE RIGHT TO IMPOSE ADDITIONAL RESTRICTIONS ON INVESTMENT OPTIONS AT ANY TIME. If we do impose additional restrictions, any amounts you allocated to a permitted investment option will not be affected by the restriction as long as it remains in that investment option. (We describe the currently available investment options for contracts issued with Principal Plus for Life on page 6 of this Supplement.)

Principal Plus for Life is available only at contract issue and cannot be revoked once elected. Principal Plus for Life is not available if you are over age 80. For a full description of Principal Plus for Life, including benefits and limitations, see "Optional Benefits," below.

WE ADD THE FOLLOWING TO THE FEE TABLES SECTION OF THE PROSPECTUSES:

FEES DEDUCTED FROM CONTRACT VALUE FOR CURRENTLY OFFERED OPTIONAL BENEFITS
-------------------------------------------------------------------------
Principal Plus for Life (as a percentage of the Adjusted GWB)#
     Maximum fee                                                            0.75%#
     Current fee                                                            0.40%#

# The current charge is 0.40%. We reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. We deduct the charge on an annual basis from the contract value.

WE ADD THE FOLLOWING TO THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUSES:

PRINCIPAL PLUS FOR LIFE

Definitions

We use the following definitions to describe how Principal Plus for Life works:

   Guaranteed Withdrawal       -    The total amount we guarantee to be
          Balance                   available for future periodic withdrawals
           "GWB"                    during the accumulation period.

                               - The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                               -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount   -    The amount we guarantee to be available each
           "GWA"                    contract year for withdrawal during the
                                    accumulation period until the GWB is
                                    depleted.

                               -    The initial GWA is equal to 5% of the
                                    initial GWB.

                               -    The maximum GWA at any time is $250,000.

       Covered Person          -    The person whose life we use to determine
                                    the duration of the LIA payments.

                               - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

     Life Income Amount        -    The amount we guarantee to be available each
           "LIA"                    contract year for withdrawal during the
                                    accumulation period after the Age 65
                                    Contract Anniversary and while the Covered
                                    Person remains alive as an owner or
                                    annuitant of the contract.

                               -    We determine the initial LIA on the Age 65
                                    Contract Anniversary (or the date you
                                    purchase the benefit, if later.)

                               - The initial LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract Anniversary    The Contract Anniversary on, or next following,
                               the date the Covered Person attains age 65.

           Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

          Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the following description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges.

Overview

The optional Principal Plus for Life rider provides a guaranteed minimum withdrawal benefit during the accumulation period. We designed the Principal Plus for Life rider to guarantee the return of your investments in the contract, as long as you limit your withdrawals each Contract Year during the accumulation period to a "Guaranteed Withdrawal Amount" or "GWA." On the Age 65 Contract Anniversary, or at issue if the Covered Person is already 65 or older, we calculate a "Lifetime Income Amount" or "LIA." If you subsequently limit your annual withdrawals to the LIA, Principal Plus for Life guarantees that we will make the LIA benefit available to you, as long as that Covered Person is alive and an owner, beneficiary or annuitant under the contract, even after you have recovered your investments in the contract and even if your contract value reduces to zero.

We provide additional information about Principal Plus for Life in the following sections:

     - Effect of Withdrawals - describes how the actual amount you choose to withdraw in any Contract Year affects certain features of Principal Plus for Life. SINCE THE BENEFIT OF PRINCIPAL PLUS FOR LIFE IS ACCESSED THROUGH WITHDRAWALS, PRINCIPAL PLUS FOR LIFE MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE, YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH PRINCIPAL PLUS FOR LIFE.

     - Bonus Qualification and Effect - describes how the amounts we guarantee may increase by a bonus in certain years if you make no withdrawals during those Contract Years.

     - Step-Up of GWB, GWA and LIA - describes how we may increase the GWB, GWA and/or LIA on certain dates to reflect favorable market performance.

     - Additional Purchase Payments - describes how you may increase the GWB, GWA and/or LIA by making additional purchase payments, and the special limitations we impose on the payments that we will accept.

     - Investment Options - describes the special limitations we impose on the investment options we make available.

     - Life Expectancy Distributions - describes our special program to provide minimum distribution amounts required under certain sections of the Code.

     - Settlement Phase - describes the special circumstances that will apply if a withdrawal reduces the contract value to zero.

     - Death Benefits - describes how Principal Plus for Life affects the death benefits provided under your contract.

     -    Termination - describes when Principal Plus for Life benefits end.

     - Principal Plus for Life fee - provides further information on the fee we charge for this benefit.

You may elect Principal Plus for Life at the time you purchase the contract, provided:

     - Principal Plus for Life is available for sale in the state where the contract is sold;

     - you limit your investment of purchase payments and contract value to the investment options we make available with Principal Plus for Life; and

     -    you have not yet attained age 81.

We reserve the right to accept or refuse to issue Principal Plus for Life at our sole discretion. Once you elect Principal Plus for Life, its effective date will be the Contract Date and it is irrevocable. We charge an additional fee for Principal Plus for Life and reserve the right to increase the charge to a maximum charge of 0.75% if the GWB is "Stepped-Up" to equal the contract value. (See "Principal Plus for Life Fee.")

Effect of Withdrawals

We decrease the GWB each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the GWA, we will decrease the GWB by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the GWA (or if total withdrawals during a Contract Year have already exceeded the GWA), we will automatically Reset the GWB to equal the lesser of:

     (a)  the contract value immediately after the withdrawal; or

     (b) the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the GWB, we also recalculate the GWA. The GWA will equal the lesser of (a) the GWA prior to the withdrawal or (b) 5% of the greater of the Contract Value after the withdrawal or the new GWB value. After the Age 65 Contract Anniversary, we also will recalculate the LIA if a withdrawal causes total withdrawals during a Contract Year to exceed the LIA (or if total withdrawals during a Contract Year have already exceeded the LIA). In that case, the LIA will equal the lesser of (a) the LIA prior to the withdrawal or (b) 5% of the greater of the contract value immediately after the withdrawal or the new GWB value.

In certain circumstances, however, we will not Reset the GWB, GWA and/or the LIA, even where a withdrawal would exceed the GWA and/or LIA for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us. (See "Life Expectancy Distributions.")

We do not change your GWA when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the GWA. Similarly, we do not change your LIA when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the LIA. If you take any withdrawals prior to the Contract Year in which the Covered Person attains age 65, the initial amount of the LIA may be less than the GWA. Although you may continue to take withdrawals up to the GWA after the Age 65 Contract Anniversary without reduction of the GWA benefit (as long as there is a positive GWB value) your LIA benefit may be reduced if the amount you withdraw exceeds the LIA. You could eventually lose any benefit based on the LIA if you continue to take withdrawals in excess of the LIA. If your withdrawals (including any applicable withdrawal charges) are less than the full GWA available in any Contract Year, the remaining GWA cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the GWA reduces the contract value to zero but either the GWB or the LIA immediately after the withdrawal is greater than zero (See "Settlement Phase"). The Principal Plus for Life benefit terminates if the contract value, GWB and LIA immediately after a withdrawal are all equal to zero (See "Rider Fee" and "Termination.")

If your annual withdrawals exceed the GWA, we will recalculate amounts we guarantee for future withdrawals. We may Reset GWB, GWA and LIA values to reflect reductions that exceed the amount of your withdrawals. A Reset also may reduce the total amount guaranteed below the total of your purchase payments and may reduce or eliminate future GWA and LIA values. Withdrawals in excess of the LIA may reduce or eliminate future LIA values.

Bonus Qualification and Effect

We will increase the GWB at the end of each Contract Year during Principal Plus for Life's Bonus Period if you take no withdrawals during that Contract Year. For these purposes, the Bonus Period is the lesser of the first 10 Contract Years or each Contract Year up to the Contract Year in which the Covered Person attains age 80. Each time you qualify for a Bonus, we will increase the GWB:

     - by an amount equal to 5% of total purchase payments to the contract if you did not previously Step-Up the GWB and/or we did not previously Reset the GWB (see "Effects of Withdrawals" below), otherwise

     - by an amount equal to 5% of the GWB immediately after the latest Step-Up or Reset, increased by any purchase payments received since such latest Step-Up or Reset.

Each time we apply a bonus to the GWB, we will also recalculate the GWA and the LIA. The GWA will equal the greater of GWA prior to the bonus or 5% of the GWB after the bonus. The LIA will equal the greater of the LIA prior to the bonus or 5% of the GWB after the bonus.

Bonuses, when applied, will increase the GWB and may increase the GWA and the LIA.

Step-Up of GWB, GWA and LIA

If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee.") The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. We schedule the Step-Up Dates for every 3rd (e.g. ) the 3rd, 6th, 9th, etc.) Contract Anniversary after the Contract Dateup to and including the 30th Contract Anniversary while the Principal Plus for Life Benefit is in effect.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups.

Step-ups will increase the GWB and may increase the GWA and the LIA.

Additional Purchase Payments

Effect of Additional Purchase Payments. We will increase the total GWB by the amount of each additional purchase payment we accept (subject to the maximum GWB limit of $5 million). In addition, we will recalculate the GWA and the LIA and usually increase it:

     -    in the case of the GWA, to equal the lesser of:

               (a)  5% of the GWB immediately after the purchase payment; or

               (b) the GWA immediately prior to the purchase payment plus an amount equal to 5% of the purchase payment, and

We will not change the GWA or the LIA if the recalculated amount is less than the GWA or LIA, as the case may be, before the additional purchase payment.

Additional purchase payments, if accepted, will increase the GWB and may increase the GWA and the LIA.

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issue your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issue your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We waive this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

Investment Options

While Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times either:

     a) among the Lifestyle, Index Allocation and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus for Life," below); or

     b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Model Allocations Available with Principal Plus for Life" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your contract value. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus for Life. If you purchase a Contract on and after February 13, 2006, you can allocate your contract value to any one, or any combination of variable investment options that invest in the following Lifestyle, Index Allocation and Money Market Portfolios:

                                 PORTFOLIO NAME
                             Index Allocation Trust
                            Lifestyle Growth 820Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust
                               Money Market Trust

You may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Model Allocations Available with Principal Plus for Life. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle, Index Allocation and Money Market Portfolio Investment Options available with Principal Plus for Life.

We make the following Model Allocations available for Contracts with Principal Plus for Life that are purchased on and after February 13, 2006:

                        PERCENTAGE ALLOCATION
                          OF EACH PORTFOLIO
                           WITHIN THE MODEL
MODEL ALLOCATION NAME         ALLOCATION                 PORTFOLIO NAME
---------------------   ---------------------   --------------------------------
Fundamental Holdings             25%            American Growth-Income Trust
of America
                                 25%            American Growth Trust
                                 15%            American International Trust

                        PERCENTAGE ALLOCATION
                          OF EACH PORTFOLIO
                           WITHIN THE MODEL
MODEL ALLOCATION NAME         ALLOCATION                 PORTFOLIO NAME
---------------------   ---------------------   --------------------------------
                                 35%            American Bond Trust

Global Balanced                  30%            Fundamental Value Trust
                                 20%            Global Bond Trust
                                 25%            Global Allocation Trust
                                 25%            American International Trust

Blue Chip Balanced               30%            American Growth Trust
                                 30%            American Growth-Income Trust
                                 40%            Investment Quality Bond Trust

If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS FOR LIFE THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS.

FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PROSPECTUSES. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

Life Expectancy Distributions

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or, if applicable, the joint life expectancy of you and your spouse). For purposes of Principal Plus for Life, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you:

     -    pursuant to Internal Revenue Code ("Code") Section 72(q)(2)(D) or
          Section 72(t)(2)(A)(iv) upon the request of the owner (we sometimes refer to these as "Pre-59 1/2 Distributions"); or

     - pursuant to Code Section 72(s)(2) upon the request of the owner (we sometimes refer to these as "Non-Qualified Death Benefit Stretch Distributions"); or

     - as required or contemplated by Code Section 401(a)(9), Section 403(b)(10), Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Qualified Death Benefit Stretch Distributions" or "Required Minimum Distributions").

Under our Life Expectancy Distribution program, each withdrawal will be in an amount that we determine to be your contract's proportional share of all "life expectancy" distributions, based on information that you provide and our understanding of the Code. We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations.

WE BASE OUR "LIFE EXPECTANCY" CALCULATIONS ON OUR UNDERSTANDING AND INTERPRETATION OF THE REQUIREMENTS UNDER TAX LAW APPLICABLE TO PRE-59 1/2 DISTRIBUTIONS, REQUIRED MINIMUM DISTRIBUTIONS, NON-QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS AND QUALIFIED DEATH BENEFIT STRETCH DISTRIBUTIONS. YOU SHOULD DISCUSS THESE MATTERS WITH YOUR TAX ADVISOR PRIOR TO ELECTING PRINCIPAL PLUS FOR LIFE.

Each withdrawal under our Life Expectancy Distribution program will reduce your contract value and your GWB. We will not, however, Reset your GWB, GWA or LIA if a withdrawal under our Life Expectancy Distribution program (based on our current understanding and interpretation of the tax law) causes total withdrawals during a Contract Year to exceed the GWA or LIA, as applicable.

WE WILL NOT MAKE ANY FURTHER WITHDRAWALS UNDER OUR LIFE EXPECTANCY DISTRIBUTION PROGRAM IF BOTH THE CONTRACT VALUE AND THE GWB ARE DEPLETED TO ZERO. WE WILL MAKE DISTRIBUTIONS AS PART OF THE CONTRACT'S "SETTLEMENT PHASE," HOWEVER, IF THE LIA IS GREATER THAN ZERO AND THE COVERED PERSON IS LIVING AT THAT TIME.

We designed our Life Expectancy Distribution Program to provide minimum lifetime distributions as described or as required under certain sections of the Code. Withdrawals under our automatic Life Expectancy Distribution program will not be treated as excess withdrawals and will not Reset the GWB, GWA or LIA.

No Loans under 403(b) plans. The loan privilege described in the Prospectus for contracts issued in connection with certain Section 403(b) plans is NOT available if you elect Principal Plus for Life.

Settlement Phase

We automatically make settlement payments during Principal Plus for Life's "settlement phase." The "settlement phase" begins if you make a withdrawal that, together with all other withdrawals during the Contract Year, is equal to or less than the GWA, but the withdrawal reduces the contract value to zero and either the GWB or the LIA immediately after the withdrawal is still greater than zero. During this phase, the contract will continue but all other rights and benefits under the contract, including death benefits and any additional riders, terminate. We will not accept additional purchase payments and we will not deduct any charge for the Principal Plus for Life benefit during the settlement phase.

At the beginning of the settlement phase, you generally may choose an annual settlement payment amount that we will automatically pay to you. The settlement payment amount we permit you to choose varies:

     - You may choose an amount that is no greater than, or equal to, the GWA if the GWB is greater than zero at the beginning of the settlement phase. We reduce any remaining GWB each time we make a settlement payment, and automatically pay the settlement amount to you each Contract Year while the Covered Person is alive until the GWB reduces to zero. After that, we will make settlement payments to you each Contract Year during the Cover Person's lifetime in an amount that is equal to any remaining LIA value. Keep in mind that in certain circumstances the LIA may be less than the GWA, and under those circumstances your choice of an amount in excess of the LIA could result in a reduction of the LIA. (See "Effect of Withdrawals")

     - You may choose to continue to receive distribution payments under the Life Expectancy Distribution program if the program is in effect and the GWB is greater than zero at the beginning of the settlement phase. If you do, we will reduce any remaining GWB each time we make a distribution payment and automatically make distribution payments each Contract Year while the Covered Person is alive until the GWB reduces to zero. (See "Life Expectancy Distributions.) After that, we will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to any remaining LIA value.

     - We will make settlement payments to you each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA if there is no remaining GWB at the beginning of the settlement phase. If the Covered Person is alive when the GWB is depleted, we will continue to make settlement payments each Contract Year during the Covered Person's lifetime in an amount that is equal to the LIA.

     - After the Age 65 Contract Anniversary, if you choose to receive a settlement payment that is in excess of the LIA, we will recalculate the LIA in the same manner as a withdrawal that exceeds the LIA (see "Effect of Withdrawals," above). We do not recalculate the LIA, however, if you receive distribution payments under the Life Expectancy Distribution program.

Death Benefits

Death benefits before the settlement phase. If any owner dies during the Accumulation Period but before the settlement phase, Principal Plus for Life will end if the Beneficiary takes the death benefit provided under the terms of the contract as a lump sum. If the Beneficiary elects not to take the death benefit as a lump sum, the following will apply:

IF THE DECEASED
OWNER IS:               AND THE BENEFICIARY IS:       THEN PRINCIPAL PLUS FOR LIFE:
---------------------   ---------------------------   ----------------------------------------------
1. The Covered Person   The deceased owner's spouse   -    Does not continue with respect to the
                                                           LIA, but continues with respect to the
                                                           GWA if the death benefit or the GWB is
                                                           greater than zero. We will automatically
                                                           Step-Up the GWB to equal the initial
                                                           death benefit we determine, if greater
                                                           than the GWB prior to the death benefit.

                                                      -    Enters the settlement phase if a
                                                           withdrawal would deplete the contract
                                                           value to zero, and the GWB is still
                                                           greater than zero.

                                                      -    Continues to impose the Principal Plus
                                                           for Life fee.

                                                      -    Continues to be eligible for any
                                                           remaining Bonuses and Step-Ups, but we
                                                           will change the date we determine and
                                                           apply these benefits to future
                                                           anniversaries of the date we determine
                                                           the initial death benefit. We will
                                                           permit the spouse to opt out of the
                                                           initial death benefit Step-Up, if any,
                                                           and any future Step-Ups if we increase
                                                           the rate of the Principal Plus for Life
                                                           fee at that time.

IF THE DECEASED
OWNER IS:               AND THE BENEFICIARY IS:       THEN PRINCIPAL PLUS FOR LIFE:
---------------------   ---------------------------   ----------------------------------------------
2. The Covered Person   Not the deceased owner's      Continues in the same manner as 1., except
                        spouse                        that Principal Plus for Life:

                                                      -    Does not continue to be eligible for any
                                                           remaining Bonuses and Step-Ups, other
                                                           than the initial Step-Up of the GWB to
                                                           equal the death benefit, if greater than
                                                           the GWB prior to the death benefit. We
                                                           will permit the Beneficiary to opt out of
                                                           the initial death benefit Step-Up, if
                                                           any, if we increase the rate of the
                                                           Principal Plus for Life fee at that time.

3. Not the Covered      The deceased owner's spouse   Continues in the same manner as 1., except
Person (e.g., an                                      that Principal Plus for Life: Continues with
owner other than the                                  respect to the LIA for the Beneficiary. If
Covered Person)                                       the LIA has not been determined prior to the
                                                      payment of any portion of the death benefit,
                                                      we will determine the initial LIA on an
                                                      anniversary of the date we determine the
                                                      death benefit after the Covered Person has
                                                      reached age 65.

4. Not the Covered      Not the deceased owner's      Continues in the same manner as 1., except
Person (e.g., an        spouse                        that Principal Plus for Life:
owner other  than the
 Covered Person)                                      -    Continues with respect to the LIA for the
                                                           Beneficiary. If the LIA has not been
                                                           determined prior to the payment of any
                                                           portion of the death benefit, we will
                                                           determine the initial LIA on an
                                                           anniversary of the date we determine the
                                                           death benefit after the Covered Person
                                                           has reached age 65.

                                                      -    Does not continue to be eligible for any
                                                           remaining Bonuses and Step-Ups, other
                                                           than the initial Step-Up of the GWB to
                                                           equal the death benefit, if greater than
                                                           the GWB prior to the death benefit. We
                                                           will permit the Beneficiary to opt out of
                                                           the initial death benefit Step-Up, if
                                                           any, if we increase the rate of the
                                                           Principal Plus for Life fee at that time.

Death benefits during the settlement phase. If you die during the settlement phase, the only death benefits we provide are the remaining settlement payments that may become due under the Principal Plus for Life rider. If the Covered Person dies during the settlement phase, we reduce the LIA to zero. If the Beneficiary is the deceased owner's spouse, the surviving spouse may choose the amount of the settlement payments up to the GWA. If the Beneficiary is not the deceased Owner's spouse, the Beneficiary may choose to receive any remaining settlement payments over a period not extending beyond the life expectancy of the Beneficiary beginning within one year of the Owner's death. Otherwise, the entire interest must be distributed within five years of the Owner's death.

Termination

You may not terminate the Principal Plus for Life rider once it is in effect. However, Principal Plus for Life will terminate automatically upon the earliest of:

     a) the date a death benefit is payable and the Beneficiary takes the death benefit as a lump sum under the terms of the contract;

     b)   the date an Annuity Option under the contract begins;

     c)   the date the contract value, the GWB and the LIA all equal zero; or

     d)   termination of the contract.

Principal Plus for Life Fee

We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUSES. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

WE ADD THE FOLLOWING TO THE FEDERAL TAX MATTERS - TAXATION OF ANNUITIES IN GENERAL SECTION OF THE PROSPECTUSES:

Taxation of Principal Plus for Life Benefits. Principal Plus for Life provides benefits that differ from those traditionally offered under variable annuity contracts. If this rider is in effect, the contract owner or his or her beneficiary may be entitled to take withdrawals under the Withdrawal Amount or Life Income Amount provisions of the rider even if the contract value is zero. Such withdrawals are treated as withdrawals for income tax purposes, and if the investment in the contract has been fully recovered, they are fully includible in income.

WE ADD THE FOLLOWING HYPOTHETICAL EXAMPLES TO THE PROSPECTUSES TO ILLUSTRATE SOME OF THE FEATURES OF PRINCIPAL PLUS FOR LIFE:

Examples

Example 1. Assume a single purchase payment of $100,000 at Covered Person's age 55, no additional purchase payments are made, withdrawals equal to the GWA are taken beginning in year 11. Also assume that the Contract Value is less than the GWB at the eligible Step-Up Dates, so there is no Step-Up and the Covered Person survives at least 31 years from issue.

                                                                GWB ON
CONTRACT   PURCHASE                     WITHDRAWAL             CONTRACT
  YEAR     PAYMENTS     GWA      LIA       TAKEN      BONUS   ANNIVERSARY
--------   --------   ------   ------   ----------   ------   -----------
At issue   $100,000      N/A      N/A     $    0     $    0   $ 100,000
   1              0   $5,000      N/A          0      5,000     105,000
   2              0     5250      N/A          0      5,000     110,000
   3              0    5,500      N/A          0      5,000     115,000
   4              0    5,750      N/A          0      5,000     120,000
   5              0    6,000      N/A          0      5,000     125,000
   6              0    6,250      N/A          0      5,000     130,000
   7              0    6,500      N/A          0      5,000     135,000
   8              0    6,750      N/A          0      5,000     140,000
   9              0    7,000      N/A          0      5,000     145,000
   10             0    7,250      N/A          0      5,000     150,000
   11             0    7,500   $7,500      7,500          0     142,500
   12             0    7,500    7,500      7,500          0     135,000
   13             0    7,500    7,500      7,500          0     127,500
   14             0    7,500    7,500      7,500          0     120,000
   15             0    7,500    7,500      7,500          0     112,500
   20             0    7,500    7,500      7,500          0      75,000
   25             0    7,500    7,500      7,500          0      37,500
   30             0    7,500    7,500      7,500          0           0
   31+            0        0    7,500      7,500          0           0

Example 2. Assume an initial purchase payment of $100,000 at Covered Person's age 65, an additional purchase payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the GWA is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in bonuses in those years). Also assume that the contract value at the end of year 3 is less than the GWB so there is no step-up.

                        GWA         LIA
                       AFTER       AFTER                            GWB ON
CONTRACT   PURCHASE   PURCHASE   PURCHASE   WITHDRAWAL             CONTRACT
  YEAR     PAYMENTS    PAYMENT    PAYMENT     TAKEN       BONUS   ANNIVERSARY
--------   --------   --------   --------   ----------   ------   -----------
At issue   $100,000        --        N/A      $    0     $    0    $100,000
   1              0    $5,000     $5,000           0      5,000     105,000
   2         10,000     5,750      5,750           0      5,500     120,500
   3              0     6,025      6,025       6,025          0     114,475
   4              0     6,025      6,025           0      5,500     119,975
   5              0     6,025      6,025           0      5,500     125,475

Example 3. Assume a single purchase payment of $100,000 at age 63, no additional purchase payments are made, the GWB Steps-Up at the end of Contract Year 3, withdrawals equal to the GWA are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the GWA is taken at the end of Contract Year 5 (resulting in a reset). Since withdrawals are taken every year, there are no bonuses.

                                                      HYPOTHETICAL
                                                        CONTRACT
                                                        VALUE ON
                                                        CONTRACT
                    GWA AFTER  LIA AFTER               ANNIVERSARY     GWB ON
CONTRACT  PURCHASE   PURCHASE   PURCHASE  WITHDRAWAL    PRIOR TO      CONTRACT
  YEAR    PAYMENTS   PAYMENT    PAYMENT     TAKEN       RIDER FEE   ANNIVERSARY
--------  --------  ---------  ---------  ----------  ------------  ------------
At issue  $100,000   $   --     $   --     $    --      $     --      $100,000
   1             0    5,000         --       5,000       102,000        95,000
   2             0    5,000         --       5,000       103,828        90,000
   3             0    5,000      4,500       5,000       105,781       105,781
   4             0    5,289      5,289       5,289        94,946       100,492
   5             0    5,289      5,289      10,000        79,898        79,898
   6             0    3,995      3,995

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Venture       333-70728, 333-70730
Venture III   333-70850
Vantage       333-71072

             PPFL ENHANCEMENT SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This PPFL Enhancement Supplement is intended to supplement prospectuses dated May 2, 2005 for variable annuity contracts that were issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York after May 2, 2005 and before February 13, 2006. The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," or "Vantage Variable Annuity." We refer to these prospectuses as the "Prospectuses."

OVERVIEW

This PPFL Enhancement Supplement provides important information about an optional benefit rider that we call "Principal Plus for Life" or "PPFL." You could only elect PPFL at the time you purchased your variable annuity contract, in states where available. You should therefore review your contract to determine if the information contained in this supplement to the Prospectuses pertains to you.

This PPFL Enhancement Supplement changes the Prospectuses, as supplemented May 2, 2005 and December 12, 2005 as follows:

     - We are increasing the frequency of "Step-Up" dates under PPFL after the 9th Contract Anniversary. A restated description of automatic "Step-Ups" begins on page 3 of this supplement, and a restated description of the Principal Plus for Life Fee begins on page 6 of this supplement.

     - We are restating the definitions of certain terms we use to describe PPFL. We expand the definition of "Lifetime Income Amount" under PPFL to permit the Covered Person to be a beneficiary, annuitant or owner under the Contract. The restated definitions begin on page 2 of this supplement.

     - We are limiting our reservation of rights under PPFL to refuse to accept certain purchase payments. A restated description of premium limitations under contracts issued with PPFL begins on page3 of this supplement.

     - We are revising the description of Investment Options under PPFL to include the Index Allocation Trust as an additional investment option. The restated description of permitted investment options for Contracts issued with PPFL begins on page 4 of this supplement.

We will provide affected contract owners with an endorsement to the PPFL rider, subject to state approval, that contains the new Step-Ups, definition of Lifetime Income Amount, and our reservation of rights. This supplement to the Prospectuses is not a contract or an endorsement to a contact. The provisions contained in the contract, including its riders and endorsements, will control in the event of a conflict.

DEFINITIONS

The following replaces and supersedes certain definitions we use to describe PPFL, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

Guaranteed Withdrawal   -    The total amount we guarantee to be available for
       Balance               future periodic withdrawals during the accumulation
        "GWB"                period.

                        - The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                        -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal   -    The amount we guarantee to be available each
     Amount "GWA"            contract year for withdrawal during the
                             accumulation period until the GWB is depleted.

                        -    The initial GWA is equal to 5% of the initial GWB.

                        -    The maximum GWA at any time is $250,000.

    Covered Person      -    The person whose life we use to determine the
                             duration of the LIA payments.

                        - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

  Life Income Amount    -    The amount we guarantee to be available each
        "LIA"                contract year for withdrawal during the
                             accumulation period after the Age 65 Contract
                             Anniversary and while the Covered Person remains
                             alive as an owner, beneficiary or annuitant of the
                             contract.

                        -    We determine the initial LIA on the Age 65 Contract
                             Anniversary (or the date you purchase the benefit, if later.)

                        - The initial LIA is equal to 5% of the GWB at the time we make our determination.

   Age 65 Contract      The Contract Anniversary on, or next following, the date
     Anniversary        the Covered Person attains age 65.

        Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

       Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the description of Principal Plus for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges

STEP-UP OF GWB, GWA AND LIA

The following description replaces and supersedes the description of automatic "step-ups" in certain benefits under contracts issued with Principal for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "Principal Plus for Life Fee.")

The Step-Up Dates occur only while the Principal Plus for Life Benefit is in effect. For contracts issued with the PPFL rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd (e.g. the 3rd, 6th, 9th, etc.) Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the PPFL rider is in effect. Subject to state approval, however, we may issue a special endorsement to the PPFL rider after we have issued the contract. Under this special endorsement to the PPFL rider, we will increase the frequency of Step-Up Dates after the 9th Contract Anniversary to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th
....etc.) up to and including the 30th Contract Anniversary while the PPFL rider is in effect.. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule automatic Step-Up Dates under the initial schedule.

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the GWB and may increase the GWA and the LIA.

PURCHASE PAYMENT LIMITATIONS

The following description replaces and supersedes the description of limitations on additional purchase payment under contracts issued with Principal for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issued your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issued your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing Principal Plus for Life for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

INVESTMENT OPTIONS UNDER PRINCIPAL PLUS FOR LIFE

The following description replaces and supersedes the description of Investment Options under Principal Plus for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

While Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times either:

     a) among the Lifestyle, Index Allocation and Money Market Portfolio investment options currently available with Principal Plus for Life (see "Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus for Life," below); or

     b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus for Life (see "Model Allocations Available with Principal Plus for Life" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your contract value. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus for Life. You can allocate your contract value to any one, or any combination of variable investment options that invest in the following Lifestyle, Index Allocation and Money Market Portfolios:

                                 PORTFOLIO NAME
                             Index Allocation Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust
                        Lifestyle Conservative 280 Trust
                               Money Market Trust

You may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PRODUCT PROSPECTUS. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Model Allocations Available with Principal Plus for Life. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle, Index Allocation and Money Market Portfolio Investment Options available with Principal Plus for Life.

We make the following Model Allocations available for Contracts with Principal Plus for Life that were purchased before February 13, 2006:

                                 PERCENTAGE ALLOCATION
                                   OF EACH PORTFOLIO
                                    WITHIN THE MODEL
     MODEL ALLOCATION NAME             ALLOCATION                PORTFOLIO NAME
     ---------------------       ---------------------   -----------------------------
Fundamental Holdings of                   25%            American Growth-Income Trust
America                                   25%            American Growth Trust
                                          15%            American International Trust
                                          35%            American Bond Trust

Global Balanced                           30%            Fundamental Value Trust
                                          20%            Global Bond Trust
                                          25%            Global Allocation Trust
                                          25%            American International Trust

Blue Chip Balanced                        30%            American Growth Trust
                                          30%            American Growth-Income Trust
                                          40%            Investment Quality Bond Trust

Core Holdings of America                  25%            American Growth-Income
(not available after August 1,            25%            American Growth
2005)(1)                                  15%            American International
                                          35%            Active Bond Fund

(1) If you allocated contract value to the Model Allocation shown on the last day it was available, you may continue to allocate your contract value to that Model Allocation if: (a) you continue to allocate your entire contract value (other than amounts in a Fixed Account under our DCA program), including future purchase payments, to that Model Allocation; and (b) you rebalance your entire contract value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your contract value to the permitted Lifestyle Portfolios, Index Allocation Trust or to any other Model Allocation, or to any variable investment option other than as permitted in that Model Allocation.

If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS FOR LIFE THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS.

FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PROSPECTUSES. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

PRINCIPAL PLUS FOR LIFE FEE

The following description replaces and supersedes the description of the description of the Principal Plus for Life Fee, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

We charge an additional annual fee on each Contract Anniversary for Principal Plus for Life. The Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the Principal Plus for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the Principal Plus for Life fee during Principal Plus for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE PRINCIPAL PLUS FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE PRINCIPAL PLUS FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR PRINCIPAL PLUS FOR LIFE AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUSES.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Venture         333-70728, 333-70730
Venture III     333-70850
Vantage         333-71072
NYVenture       033-79112, 033-46217
NYVenture III   333-83558

         GPP FOR LIFE ENHANCEMENT SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This GPP for Life Enhancement Supplement is intended to supplement prospectuses dated May 2, 2005 for variable annuity contracts that were issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York after May 2, 2005 and before February 13, 2006. The prospectuses involved bear the title: "Wealthmark Variable Annuity," "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Prospectuses."

OVERVIEW

This GPP for Life Enhancement Supplement provides important information about an optional benefit rider that we call "Guaranted Principal Plus for Life" or "GPP for Life." You could only elect GPP for Life at the time you purchased your variable annuity contract, in states where available. You should therefore review your contract to determine if the information contained in this supplement to the Prospectuses pertains to you.

This GPP for Life Enhancement Supplement changes the Prospectuses, as supplemented May 2, 2005 and December 12, 2005 as follows:

     - We are increasing the frequency of "Step-Up" dates under GPP for Life after the 9th Contract Anniversary. A restated description of automatic "Step-Ups" begins on page 2 of this supplement, and a restated description of the GPP for Life Fee begins on page 6 of this supplement.

     - We are restating the definitions of certain terms we use to describe GPP for Life. We expand the definition of "Lifetime Income Amount" under GPP for Life to permit the Covered Person to be a beneficiary, annuitant or owner under the Contract. The restated definitions begin on page 1 of this supplement.

     - We are limiting our reservation of rights under GPP for Life to refuse to accept certain purchase payments. A restated description of premium limitations under contracts issued with GPP for Life begins on page 3 of this supplement.

     - We are revising the description of Investment Options under GPP for Life to include changes to the names of the investment options as stated in our supplement dated February 6, 2006. The restated description of permitted investment options for Contracts issued with GPP for Life begins on page 3 of this supplement.

We will provide affected contract owners with an endorsement to the GPP for Life rider, subject to state approval, that contains the new Step-Ups, definition of Lifetime Income Amount, and our reservation of rights. This supplement to the Prospectuses is not a contract or an endorsement to a contact. The provisions contained in the contract, including its riders and endorsements, will control in the event of a conflict.

DEFINITIONS

The following replaces and supersedes certain definitions we use to describe GPP for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

   Guaranteed Withdrawal       -    The total amount we guarantee to be
          Balance                   available for future periodic withdrawals
           "GWB"                    during the accumulation period.

                               - The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                               -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount   -    The amount we guarantee to be available each
           "GWA"                    contract year for withdrawal during the
                                    accumulation period until the GWB is
                                    depleted.


                               -    The initial GWA is equal to 5% of the
                                    initial GWB.

                               -    The maximum GWA at any time is $250,000.

       Covered Person          -    The person whose life we use to determine
                                    the duration of the LIA payments.

                               - The oldest Owner at issue of the Rider or the oldest Annuitant in the case of a non-natural owner.

     Life Income Amount        -    The amount we guarantee to be available each
           "LIA"                    contract year for withdrawal during the
                                    accumulation period after the Age 65
                                    Contract Anniversary and while the Covered
                                    Person remains alive as an owner,
                                    beneficiary or annuitant of the contract.

                               -    We determine the initial LIA on the Age 65
                                    Contract Anniversary (or the date you
                                    purchase the benefit, if later.)

                               - The initial LIA is equal to 5% of the GWB at the time we make our determination.

Age 65 Contract Anniversary    The Contract Anniversary on, or next following,
                               the date the Covered Person attains age 65.

           Reset A reduction of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA. We may Reset guaranteed amounts if your annual withdrawals of contract value exceed the GWA or LIA.

          Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the description of GPP for Life, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges

STEP-UP OF GWB, GWA AND LIA

The following description replaces and supersedes the description of automatic "step-ups" in certain benefits under contracts issued with GPP for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

If the contract value on any Step-Up Date is greater than the GWB on that date, we will automatically increase ("Step-Up") the GWB to equal the contract value (subject to the maximum GWB limit of $5 million). Each time we apply a Step-Up, we will also recalculate the GWA, the LIA, and the Rider Fee (See "Principal Plus for Life Fee.") The GWA will equal the greater of the GWA prior to the Step-Up or 5% of the new GWB value after the Step-Up and the LIA will equal the greater of the LIA prior to the Step-Up or 5% of the new GWB value after the Step-Up. We also reserve the right to increase the rate of the Principal Plus for Life fee up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up. (See "GPP for Life Fee.")

The Step-Up Dates occur only while the GPP for Life Benefit is in effect. For contracts issued with the GPP for Life rider before February 13, 2006, we schedule the Step-Up Dates for every 3rd (e.g. the 3rd, 6th, 9th, etc.) Contract Anniversary after the Contract Date up to and including the 30th Contract Anniversary while the GPP for Life rider is in effect. Subject to state approval, however, we may issue a special endorsement to the GPP for Life rider after we have issued the contract. Under this special endorsement to the GPP for Life rider, we will increase the frequency of Step-Up Dates after the 9th Contract Anniversary to include each succeeding Contract Anniversary (e.g., the 10th, 11th, 12th ...etc.) up to and including the 30th Contract Anniversary while the GPP for Life rider is in effect. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will only schedule automatic Step-Up Dates under the initial schedule.

If you decline an automatic scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA and LIA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB, we will thereafter resume automatic Step-Ups under the schedule in effect for your Contract.

Step-ups will increase the GWB and may increase the GWA and the LIA.

PURCHASE PAYMENT LIMITATIONS

The following description replaces and supersedes the description of limitations on additional purchase payment under contracts issued with GPP for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issued your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issued your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor prior to electing GPP for Life for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

INVESTMENT OPTIONS UNDER GUARANTEED PRINCIPAL PLUS FOR LIFE

The following description replaces and supersedes the description of Investment Options under GPP for Life, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

While Guaranteed Principal Plus for Life is in effect, under our current rules you must invest 100% of your contract value at all times among the DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio investment options currently available with Guaranteed Principal Plus for Life (see "DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus for Life," below.)

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GUARANTEED PRINCIPAL PLUS FOR LIFE IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus for Life. You may allocate your contract value to any one, or any combination, of the DWS Money Market VIP Portfolio or the DWS Strategic Asset Management Portfolio investment options currently available with Guaranteed Principal Plus for Life and you may also use our Dollar Cost Averaging ("DCA") program from the any available DCA fixed account investment option in connection with your selected investment options.

The DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio investment options currently available with Guaranteed Principal Plus for Life are the same as those available with Guaranteed Principal Plus. See the "DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus" section, as amended, of the Prospectus.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

GUARANTEED PRINCIPAL PLUS FOR LIFE FEE

The following description replaces and supersedes the description of the description of the Guaranteed Principal Plus for Life Fee, as contained in the Prospectuses and supplements to the Prospectuses dated May 2, 2005 and December 12, 2005:

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus for Life. The Guaranteed Principal Plus for Life fee is equal to 0.40% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the GPP for Life fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the GPP for Life fee during GPP for Life's settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE GPP FOR LIFE FEE ON THE EFFECTIVE DATE OF EACH STEP-UP. IN SUCH A SITUATION, THE GPP FOR LIFE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the Principal Plus for Life fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus for Life continues, we will determine the Adjusted GWB and the fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR GPP FOR LIFE AND THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUSES.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Wealthmark        333-70728, 333-70730
Wealthmark ML3    333-70850
NYWeatlthmark     033-79112, 033-46217
NYWealthmark ML3  333-83558

              PP ENHANCEMENT SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This PP Enhancement Supplement is intended to supplement prospectuses dated May 2, 2005 for variable annuity contracts that were previously issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York with the optional Principal Plus benefit rider. The prospectuses involved bear the title: "Venture Variable Annuity," "Venture III Variable Annuity," or "Vantage Variable Annuity." We refer to these prospectuses as the "Prospectuses."

OVERVIEW

This PP Enhancement Supplement provides important information about an optional benefit rider that we call "Principal Plus" or "PP." You could only elect PP at the time you purchased your variable annuity contract, in states where available. You should therefore review your contract to determine if the information contained in this supplement to the Prospectuses pertains to you.

This PP Enhancement Supplement changes the Prospectuses, as follows:

     - We are revising our procedures to "Step-Up" guaranteed amounts under the Principal Plus optional benefit rider. A restated description of "Step-Ups" begins on page 3 of this supplement, and a restated description of the Principal Plus Fee begins on page 7 of this supplement.

     - We are revising the description of Investment Options under PP to include the Index Allocation Trust as an additional investment option. The restated description of permitted investment options for Contracts issued with PP begins on page 4 of this supplement.

We will provide affected contract owners with an endorsement to the PP rider, subject to state approval, that contains the new procedures for automatic Step-Ups. This supplement to the Prospectuses is not a contract or an endorsement to a contact. The provisions contained in the contract, including its riders and endorsements, will control in the event of a conflict.

DEFINITIONS

The following replaces and supersedes certain definitions we use to describe PP, as contained in the Prospectuses:

Guaranteed Withdrawal   -    The total amount we guarantee to be available for
       Balance               future periodic withdrawals during the accumulation
        "GWB"                period.

                        - The initial GWB is equal to your initial purchase payment, up to the maximum GWB.

                        -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal   -    The amount we guarantee to be available each
       Amount                contract year for withdrawal during the
        "GWA"                accumulation period until the GWB is depleted.

                        -    The initial GWA is equal to 5% of the initial GWB.

                        -    The maximum GWA at any time is $250,000.

   Age 65 Contract      The Contract Anniversary on, or next following, the date
     Anniversary        the Covered Person attains age 65.

       Step-Up An increase of guaranteed amounts resulting from our recalculation of the GWB, GWA or LIA on certain anniversary dates to reflect market performance that exceeds previously calculated benefits.

For purposes of the description of Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges

STEP-UP OF GWB, AND GWA

The following description replaces and supersedes the description of "step-ups" in certain benefits under contracts issued with Principal Plus, as contained in the Prospectuses:

Recalculation of values. If the contract value on any Step-Up Date is greater than the GWB on that date, we will recalculate the GWB, and GWA. The recalculated GWB will equal the contract value (subject to the maximum GWB limit of $5 million). The recalculated GWA will equal the greater of the current GWA or 5% of the new GWB value.

Step-Up Dates. Step-Up Dates occur only while a Principal Plus rider is in effect. Under Principal Plus we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th ...etc.), up to and including the 30th Contract Anniversary.

Step-Ups under Principal Plus. Under Principal Plus, you may elect to increase ("Step-Up") the GWB (and GWA, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the PP rider after we have issued the contract. Under this special endorsement to the PP rider, we will automatically increase the GWB (and GWA, if applicable) to equal a higher recalculated value. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an owner to elect a Step-Up within 30 days of the respective Step-Up Date.

Each time a Step-Up goes into effect, the Principal Plus fee will change to reflect the stepped-up GWB value. We also reserve the right to increase the rate of the Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. (See "Fees for Principal Plus and Principal Plus for Life.")

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB and the special endorsement to your Principal Plus rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-ups will increase the GWB and may increase the GWA.

PURCHASE PAYMENT LIMITATIONS

The following description replaces and supersedes the description of limitations on additional purchase payment under contracts issued with Principal Plus, as contained in the Prospectuses:

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issued your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issued your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

INVESTMENT OPTIONS UNDER PRINCIPAL PLUS

The following description replaces and supersedes the description of Investment Options under Principal Plus, as contained in the Prospectuses.:

While Principal Plus is in effect, under our current rules you must invest 100% of your contract value at all times either:

     a) among the Lifestyle, Index Allocation and Money Market Portfolio investment options currently available with Principal Plus (see "Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus," below); or

     b) in a manner consistent with any one of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below).

You may transfer between (a) and (b), or vice versa, on any date subject to our restrictions on frequent trading, provided you transfer 100% of your contract value. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL PROFESSIONAL TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Lifestyle, Index Allocation and Money Market Portfolio Investment Options Available with Principal Plus. You can allocate your contract value to any one, or any combination of variable investment options that invest in the following Lifestyle, Index Allocation and Money Market Portfolios:

                                 PORTFOLIO NAME
                             Index Allocation Trust
                           Lifestyle Growth 820 Trust
                          Lifestyle Balanced 640 Trust
                          Lifestyle Moderate 460 Trust

                        Lifestyle Conservative 280 Trust
                               Money Market Trust

You may also use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with your selected investment options.

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PROSPECTUSES. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

Model Allocations Available with Principal Plus. You may allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you may also use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation. You must, however, rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation or 100% to any one, or any combination of, the Lifestyle, Index Allocation and Money Market Portfolio Investment Options available with Principal Plus.

We make the following Model Allocations available for Contracts with Principal Plus that were purchased before February 13, 2006:

                                  MODEL ALLOCATION
MODEL ALLOCATION NAME             PERCENTAGE         FUND NAME
---------------------             ----------------   ---------
Fundamental Holdings of America          25%         American Growth-Income
                                         25%         American Growth
                                         15%         American International American Bond
                                         35%

Value Strategy(2)                        30%         Equity-Income
                                         30%         Core Equity
                                         20%         Active Bond
                                         20%         Strategic Bond

Growth Blend(2)                          40%         Blue Chip Growth
                                         20%         Active Bond Fund
                                         20%         American Growth-Income
                                         20%         Strategic Bond

Global Balanced                          30%         Fundamental Value
                                         20%         Global Bond
                                         25%         Global Allocation
                                         25%         American International

Blue Chip Balanced                       30%         American Growth
                                         30%         American Growth-Income
                                         40%         Investment Quality Bond

Core Holdings of America                 25%         American Growth-Income
(not available after August 1,                       American Growth
2005)(1)                                 25%         American International
                                         15%         Active Bond Fund
                                         35%

                                  MODEL ALLOCATION
MODEL ALLOCATION NAME             PERCENTAGE         FUND NAME
---------------------             ----------------   ---------
CoreSolution                             34%         Strategic Income
(not available after April 30,           33%         U.S.Global Leaders Growth
2005)(1)                                 33%         Classic Value

Value Blend                              40%         Equity-Income
(not available after April 30,           20%         American Growth
2005)(1)                                 20%         Active Bond
                                         20%         Strategic Bond

Global                                   30%         Global Bond
(not available after April 30,           20%         U.S. Large Cap
2005)(1)                                 20%         Blue Chip Growth
                                         30%         International Value

(1) If you allocated contract value to the Model Allocation shown on the last day it was available, you may continue to allocate your contract value to that Model Allocation if: (a) you continue to allocate your entire contract value (other than amounts in a Fixed Account under our DCA program), including future purchase payments, to that Model Allocation; and (b) you rebalance your entire contract value to that Model Allocation on a quarterly basis. You will no longer be able to use that Model Allocation, however, if you transfer your contract value to any of the Lifestyle Portfolios, to any other Model Allocation, or to any variable investment option other than as permitted in that Model Allocation.

(2)  not available after February 10, 2006

If you elect one of the above Model Allocations, we will automatically rebalance your allocations to the percentages specified above on a quarterly basis.

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS.

FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS" SECTION OF THE PROSPECTUSES AS WELL AS THE PROSPECTUS FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF THE PORTFOLIOS' PROSPECTUSES BY CONTACTING THE ANNUITY SERVICE OFFICE SHOWN ON THE FIRST PAGE OF THE PROSPECTUSES. YOU SHOULD READ THE PORTFOLIOS' PROSPECTUSES CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECTED TO PURCHASE PRINCIPAL PLUS YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

PRINCIPAL PLUS FEE

The following description replaces and supersedes the description of the description of the Principal Plus Fee, as contained in the Prospectuses:

We charge an additional annual fee on each Contract Anniversary for Principal Plus. The Principal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR PRINCIPAL PLUS ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under our current administration procedures and Principal Plus continues, we will determine the Adjusted GWB and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Venture         333-70728, 333-70730
Venture III     333-70850
Vantage         333-71072
NYVenture       33-79112, 33-46217
NYVenture III   333-83558

              GPP ENHANCEMENT SUPPLEMENT DATED FEBRUARY 13, 2006 TO
                         PROSPECTUSES DATED MAY 2, 2005

This GPP Enhancement Supplement is intended to supplement prospectuses dated May 2, 2005 for variable annuity contracts that were previously issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York with the optional Guaranteed Principal Plus benefit rider. The prospectuses involved bear the title: "Wealthmark Variable Annuity," "Wealthmark ML3 Variable Annuity." We refer to these prospectuses as the "Prospectuses."

OVERVIEW

This GPP Enhancement Supplement provides important information about an optional benefit rider that we call "Guaranteed Principal Plus" or "GPP." You could only elect GPP at the time you purchased your variable annuity contract, in states where available. You should therefore review your contract to determine if the information contained in this supplement to the Prospectuses pertains to you.

This GPP Enhancement Supplement changes the Prospectuses, as follows:

     - We are revising our procedures to "Step-Up" guaranteed amounts under the Guaranteed Principal Plus optional benefit rider. A restated description of "Step-Ups" begins on page 2 of this supplement, and a restated description of the Guaranteed Principal Plus Fee begins on page 4 of this supplement.

     - We are revising the description of Investment Options under GPP to include changes to the names of the investment options as stated in our supplement dated February 6, 2006. The restated description of permitted investment options for Contracts issued with GPP begins on page 3 of this supplement.

We will provide affected contract owners with an endorsement to the GPP rider, subject to state approval, that contains the new procedures for automatic Step-Ups. This supplement to the Prospectuses is not a contract or an endorsement to a contact. The provisions contained in the contract, including its riders and endorsements, will control in the event of a conflict.

DEFINITIONS

The following replaces and supersedes certain definitions we use to describe GPP, as contained in the Prospectuses:

    Guaranteed Withdrawal      -    The total  amount  we  guarantee  to be  available  for  future
           Balance                  periodic withdrawals during the accumulation period.
            "GWB"
                               -    The initial GWB is equal to your initial purchase  payment,  up to the maximum GWB.

                               -    The maximum GWB at any time is $5,000,000.

Guaranteed Withdrawal Amount   -    The amount we guarantee to be available  each contract year for
            "GWA"                   withdrawal  during  the  accumulation  period  until the GWB is depleted.

                               -    The initial GWA is equal to 5% of the initial GWB.

                               -    The maximum GWA at any time is $250,000.

Age 65 Contract Anniversary    The  Contract  Anniversary  on,  or next  following,  the  date the
                               Covered Person attains age 65.

           Step-Up             An increase of guaranteed  amounts resulting from our recalculation of the GWB,  GWA or LIA on  certain  anniversary  dates to  reflect market performance that exceeds previously calculated benefits.

For purposes of the description of Guaranteed Principal Plus, "withdrawal" refers to the amount withdrawn, including any applicable withdrawal charges

STEP-UP OF GWB, GWA

The following description replaces and supersedes the description of "step-ups" in certain benefits under contracts issued with Guarnteed Principal Plus, as contained in the Prospectuses:

Recalculation of values. If the contract value on any Step-Up Date is greater than the GWB on that date, we will recalculate the GWB, and GWA. The recalculated GWB will equal the contract value (subject to the maximum GWB limit of $5 million). The recalculated GWA will equal the greater of the current GWA or 5% of the new GWB value.

Step-Up Dates. Step-Up Dates occur only while a Guaranteed Principal Plus rider is in effect. Under Guaranteed Principal Plus we schedule the Step-Up Dates for every 3rd Contract Anniversary after the Contract Date (e.g. 3rd, 6th, 9th
....etc.), up to and including the 30th Contract Anniversary.

Step-Ups underGuaranteed Principal Plus. Under GuaranteedPrincipal Plus, you may elect to increase ("Step-Up") the GWB (and GWA, if applicable) to the recalculated value within 30 days following each Step-Up Date. Subject to state approval, however, we may issue a special endorsement to the GPP rider after we have issued the contract. Under this special endorsement to the GPP rider, we will automatically increase the GWB (and GWA, if applicable) to equal a higher recalculated value. In such cases, an affected owner may decline the endorsement within 30 days of its issuance. If so, we will continue to require an owner to elect a Step-Up within 30 days of the respective Step-Up Date.

Each time a Step-Up goes into effect, the Guaranteed Principal Plus fee will change to reflect the stepped-up GWB value. We also reserve the right to increase the rate of the Guaranteed Principal Plus fee, up to a maximum rate of 0.75%. If we decide to increase the rate at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the Step-Up. (See "Fees for Guaranteed Principal Plus")

If you decline a scheduled Step-Up, you will have the option to elect to Step-Up the GWB (as well as the GWA) within 30 days of subsequent Step-Up Dates. If you decide to Step-Up the GWB and the special endorsement to your Guaranteed Principal Plus rider is in effect, we will thereafter resume automatic Step-Ups on each succeeding Step-Up Date.

Step-ups will increase the GWB and may increase the GWA.

PURCHASE PAYMENT LIMITATIONS

The following description replaces and supersedes the description of limitations on additional purchase payment under contracts issued with Guaranteed Principal Plus, as contained in the Prospectuses:

Purchase payment limits, in general. You must obtain our prior approval if the contract value immediately following an additional purchase payment would exceed $1,000,000. We do not permit additional purchase payments during a contract's "settlement phase," as described below. Other limitations on additional payments may vary by state.

Special purchase payment limits on "non-qualified" contracts. If we issued your contract not in connection with an IRA or other tax-qualified retirement plan, we also impose the following limit on your ability to make purchase payments:

          - on or after the first Contract Anniversary, without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000.

Special purchase payment limits on "qualified" contracts. If we issued your contract in connection with a tax qualified retirement plan, including an IRA, we also impose additional limits on your ability to make purchase payments:

          - on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your contract after you become age 65), without our prior approval, we will not accept an additional purchase payment if your total payments after the first Contract Anniversary exceed $100,000,

          - for the year that you become age 70 1/2 and for any subsequent years, if your contract is issued in connection with an IRA, we will only accept a purchase payment that qualifies as a "rollover contribution," but

          - we will not accept any purchase payment after the oldest owner becomes age 81.

You should consult with a qualified tax advisor for further information on tax rules affecting Qualified Contracts, including IRAs.

General right of refusal. WE RESERVE THE RIGHT TO REFUSE TO ACCEPT ADDITIONAL PURCHASE PAYMENTS AT ANY TIME AFTER THE FIRST CONTRACT ANNIVERSARY TO THE EXTENT PERMITTED IN THE STATE WE ISSUE YOUR CONTRACT. We do not reserve this right of refusal for additional payments before the Age 65 Contract Anniversary that are permitted to contracts issued in connection with tax qualified retirement plans, including IRAs.

INVESTMENT OPTIONS UNDER GUARANTEED PRINCIPAL PLUS

The following description replaces and supersedes the description of Investment Options under Guaranteed Principal Plus, as contained in the Prospectuses.:

While Guaranteed Principal Plus is in effect, under our current rules you must invest 100% of your contract value at all times among the DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio investment options currently available with Guaranteed Principal Plus for Life (see "DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus for Life," below.)

Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH GUARANTEED PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

DWS Strategic Asset Management Portfolio and DWS Money Market VIP Portfolio Investment Options Available with Guaranteed Principal Plus. You may allocate your contract value to any one, or any combination, of the DWS Money Market VIP Portfolio or the DWS Strategic Asset Management Portfolio investment options currently available with Guaranteed Principal Plus and you may also use our Dollar Cost Averaging ("DCA") program from the any available DCA fixed account investment option in connection with your selected investment options.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. If we restrict an investment option, we will not allow transfers into the restricted investment option and you may not allocate purchase payments to the restricted investment option after the date of the restriction. Any amounts you allocated to an investment option before we imposed restrictions will not be affected by such restrictions as long as it remains in that investment option. Any amounts you allocate to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages you may allocate to certain investment options, to require that you choose certain investment options in conjunction with other investment options, to limit your ability to transfer between existing investment options and/or to require you to periodically rebalance existing variable investment accounts to the percentages we require.

IF YOU ELECT TO PURCHASE GUARANTEED PRINCIPAL PLUS FOR LIFE YOU MAY INVEST YOUR CONTRACT VALUE ONLY IN THE INVESTMENT OPTIONS WE MAKE AVAILABLE WITH THIS BENEFIT.

GUARANTEED PRINCIPAL PLUS FEE

The following description replaces and supersedes the description of the description of the Guaranteed Principal Plus Fee, as contained in the
Prospectuses:

We charge an additional annual fee on each Contract Anniversary for Guaranteed Principal Plus. The GuaranteedPrincipal Plus fee is equal to 0.30% of the "Adjusted GWB." The Adjusted GWB is the GWB that was available on the prior Contract Anniversary adjusted for any Step-up or subsequent purchase payments made during the Contract Year prior to the current Contract Anniversary. We withdraw the respective fee from each Investment Option in the same proportion that the value of Investment Accounts of each Investment Option bears to the contract value. We do not deduct the fees during the settlement phase or after the Maturity Date once an Annuity Option under the contract begins.

WE RESERVE THE RIGHT TO INCREASE THE FEES FOR GUARANTEED PRINCIPAL PLUS ON THE EFFECTIVE DATE OF EACH STEP-UP. IN ANY SUCH SITUATION, THE FEE WILL NEVER EXCEED 0.75%.

If a withdrawal is taken on any date other than the Contract Anniversary and such withdrawal (a) causes total withdrawals during that Contract Year to exceed the GWA and (b) reduces the contract value to zero, we will deduct a pro rata share of the respective fee from the amount otherwise payable. We will determine the fee based on the Adjusted GWB. For purposes of determining the fee, we will deduct a pro rata share of the fee from the Contract Value on the date we determine the death benefit or after the Maturity Date once an Annuity Option under the contract begins.

If the Beneficiary does not take the death benefit as a lump sum under the terms of the contract and Principal Plus or Principal Plus for Life continues, we will determine the Adjusted GWB and the respective fee based on the date we determine the death benefit, and anniversaries of that date, instead of the initial Contract Anniversary date.

THE ADDITION OF A GUARANTEED PRINCIPAL PLUS TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT, THE COVERED PERSON MUST ATTAIN AGE 65 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAIN AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED ELSEWHERE IN THE PROSPECTUS.

You should retain this Supplement for future reference.

                       SUPPLEMENT DATED FEBRUARY 13, 2006

Wealthmark         333-70728, 333-70730
Wealthmark ML3     333-70850
NYWeatlthmark      033-79112, 033-46217
NYWealthmark ML3   333-83558


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